Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue

	Year ended December 31,
	2021	2020
Copper
Sales within Brazil	$131,595	$161,803
Export sales	295,682	96,852
Adjustments on provisionally priced sales(1)	(3,323)	2,233
	423,954	260,888
Gold
Export sales	58,682	63,188
Amortization of deferred revenue(2)	7,279	—
	$65,961	$63,188
	$489,915	$324,076

(1)    Under the terms of the Company’s contract with its domestic customer, sales are provisionally priced on the date of sale based on the previous month’s average copper price and subsequently settled based on the average copper price in the month of shipment. Provisionally priced sales to the Company's international customer are settled with a final sales price between one to four months after shipment takes place and, therefore, are exposed to commodity price changes.
(2) During the year ended December 31, 2021, the Company delivered 5,173 ounces of gold under a precious metals purchase agreement with Royal Gold (note 11) for average cash consideration of $353 per ounce and recognized $7.3 million in amortization of deferred revenue.